FAIR VALUE MEASUREMENTS (Details 2) - Recurring [Member] - Corporate Debt Securities [Member] - Fair Value Inputs Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, beginning of period	$ 750	$ 638
Change in valuation recognized in OCI		112
Balance, end of period	$ 750	$ 750